First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Emerging Markets Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 12.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.6%
Hidrovias International Finance Sarl(a)
02/08/2031	4.950%	3,600,000	2,544,969
02/08/2031	4.950%	200,000	141,387
Total			2,686,356
Colombia 0.9%
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	535,000	517,491
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,800,000	1,606,855
03/25/2029	6.250%	1,080,000	997,397
03/25/2029	6.250%	810,000	748,048
Total			3,869,791
Guatemala 0.5%
Energuate Trust(a)
05/03/2027	5.875%	1,650,000	1,520,169
05/03/2027	5.875%	650,000	598,855
Total			2,119,024
Hong Kong 2.5%
Lenovo Group Ltd.(a)
04/24/2025	5.875%	4,600,000	4,638,285
07/27/2032	6.536%	3,744,000	3,800,436
Xiaomi Best Time International Ltd.(a)
07/14/2031	2.875%	2,800,000	2,132,137
Total			10,570,858
India 0.9%
Adani Electricity Mumbai Ltd.(a)
02/12/2030	3.949%	1,900,000	1,364,726
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	2,900,000	2,299,427
Total			3,664,153
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	735,000	639,547
Jersey 1.3%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	2,600,000	2,134,739
09/30/2040	2.940%	4,059,426	3,289,770
Total			5,424,509
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netherlands 0.3%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	1,018,000	768,437
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	430,000	363,862
Total			1,132,299
Russian Federation 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(a),(b)
09/16/2028	2.600%	2,128,000	1,312,122
Saudi Arabia 0.8%
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	3,200,000	3,284,648
Turkey 0.5%
Turk Telekomunikasyon AS(a)
02/28/2025	6.875%	2,300,000	2,205,554
United Kingdom 0.4%
Tullow Oil PLC(a)
03/01/2025	7.000%	2,900,000	1,735,784
Virgin Islands 3.3%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2029	6.125%	2,900,000	2,919,501
JGSH Philippines Ltd.(a)
07/09/2030	4.125%	8,700,000	7,826,991
Studio City Finance Ltd.(a)
01/15/2029	5.000%	3,880,000	2,966,442
Total			13,712,934
Total Corporate Bonds & Notes (Cost $57,715,148)			52,357,579

Foreign Government Obligations(c),(d) 75.5%

Angola 1.4%
Angolan Government International Bond(a)
11/26/2029	8.000%	5,200,000	4,479,437
05/08/2048	9.375%	1,900,000	1,498,274
Total			5,977,711
Argentina 1.7%
Argentine Republic Government International Bond(e)
07/09/2035	0.500%	26,500,000	6,890,643
07/09/2046	0.500%	720,000	191,569
Total			7,082,212
2	Columbia Variable Portfolio – Emerging Markets Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Azerbaijan 0.6%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	2,900,000	2,471,267
Bahrain 1.6%
Bahrain Government International Bond(a)
05/18/2034	5.625%	3,480,000	3,045,533
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	3,867,000	3,491,040
Total			6,536,573
Brazil 1.8%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	150,000	147,644
Brazilian Government International Bond
06/12/2030	3.875%	6,196,000	5,549,482
01/07/2041	5.625%	446,000	395,169
01/27/2045	5.000%	1,900,000	1,494,368
Total			7,586,663
Chile 0.3%
Chile Government International Bond
01/25/2050	3.500%	1,750,000	1,314,977
China 0.3%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	1,300,000	1,262,088
Colombia 4.3%
Colombia Government International Bond
01/30/2030	3.000%	9,800,000	7,700,076
04/15/2031	3.125%	6,640,000	5,076,638
04/22/2032	3.250%	2,800,000	2,089,671
Ecopetrol SA
04/29/2030	6.875%	3,581,000	3,275,285
Total			18,141,670
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%	861,000	866,631
Dominican Republic 3.2%
Dominican Republic International Bond(a)
01/25/2027	5.950%	4,035,000	3,984,915
01/30/2030	4.500%	4,845,000	4,218,268
09/23/2032	4.875%	1,650,000	1,402,952
01/27/2045	6.850%	271,000	242,088
06/05/2049	6.400%	2,500,000	2,089,319
01/30/2060	5.875%	1,650,000	1,258,908
Total			13,196,450
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecuador 0.8%
Ecuador Government International Bond(a),(e)
07/31/2030	5.500%		4,550,000	2,127,484
07/31/2035	2.500%		1,708,842	571,996
07/31/2040	1.500%		2,342,250	703,419
Total				3,402,899
Egypt 2.0%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	2,200,000	1,428,431
04/11/2031	6.375%	EUR	3,300,000	2,139,057
09/30/2033	7.300%		5,000,000	3,069,472
02/21/2048	7.903%		2,100,000	1,163,147
03/01/2049	8.700%		1,000,000	584,907
Total				8,385,014
Ghana 0.3%
Ghana Government International Bond(a),(f)
03/26/2051	0.000%		4,300,000	1,449,424
Guatemala 0.8%
Guatemala Government Bond(a)
10/07/2033	3.700%		1,109,000	931,133
06/01/2050	6.125%		2,350,000	2,223,584
Total				3,154,717
Hungary 1.2%
Hungary Government International Bond(a)
09/22/2031	2.125%		2,780,000	2,138,478
09/21/2051	3.125%		3,900,000	2,400,120
09/25/2052	6.750%		659,000	686,933
Total				5,225,531
India 1.2%
Export-Import Bank of India(a)
01/15/2030	3.250%		5,600,000	4,955,209
Indonesia 6.2%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		1,800,000	1,619,949
Indonesia Government International Bond
09/18/2029	3.400%		1,900,000	1,783,236
10/30/2049	3.700%		6,200,000	4,942,852
03/31/2052	4.300%		751,000	653,346
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,000,000	2,949,795
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	67,700,000,000	4,431,047
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,455,000	1,387,326

Columbia Variable Portfolio – Emerging Markets Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
06/30/2050	4.000%		700,000	504,992
PT Indonesia Asahan Aluminium Persero(a)
05/15/2030	5.450%		6,000,000	5,920,923
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		2,100,000	1,718,685
Total				25,912,151
Ivory Coast 1.4%
Ivory Coast Government International Bond(a)
07/23/2024	5.375%		300,000	289,305
10/17/2031	5.875%	EUR	5,300,000	4,715,346
06/15/2033	6.125%		800,000	694,226
Total				5,698,877
Kazakhstan 2.3%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		5,550,000	5,121,324
04/24/2030	5.375%		3,600,000	3,213,372
04/19/2047	5.750%		1,573,000	1,231,983
Total				9,566,679
Malaysia 0.5%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		2,055,000	1,927,976
Mexico 9.5%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		6,000,000	4,560,446
Mexican Bonos
05/31/2029	8.500%	MXN	15,000,000	820,034
Mexico Government International Bond
04/16/2030	3.250%		6,950,000	6,239,454
01/15/2047	4.350%		2,300,000	1,821,405
02/10/2048	4.600%		2,800,000	2,286,997
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	600,000	30,924
02/07/2033	10.000%		1,281,000	1,224,164
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	224,632
01/28/2031	5.950%		9,600,000	7,345,443
02/16/2032	6.700%		9,500,000	7,567,600
01/23/2045	6.375%		6,900,000	4,367,814
09/21/2047	6.750%		2,893,000	1,877,757
01/23/2050	7.690%		2,029,000	1,430,224
Total				39,796,894
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mongolia 0.4%
Mongolia Government International Bond(a)
01/19/2028	8.650%	488,000	481,178
07/07/2031	4.450%	1,500,000	1,113,689
Total			1,594,867
Netherlands 0.4%
Syngenta Finance NV(a)
04/24/2023	4.441%	1,750,000	1,748,059
Nigeria 1.0%
Nigeria Government International Bond(a)
09/28/2028	6.125%	1,600,000	1,250,918
09/28/2033	7.375%	2,300,000	1,631,259
11/28/2047	7.625%	1,900,000	1,218,234
Total			4,100,411
Oman 1.2%
Oman Government International Bond(a)
01/25/2031	6.250%	1,846,000	1,883,258
01/17/2048	6.750%	3,200,000	3,038,622
Total			4,921,880
Pakistan 0.3%
Pakistan Government International Bond(a)
09/30/2025	8.250%	529,000	204,501
12/05/2027	6.875%	1,400,000	497,476
04/08/2031	7.375%	1,395,000	488,693
Total			1,190,670
Panama 2.1%
Panama Government International Bond
03/16/2025	3.750%	950,000	927,711
09/29/2032	2.252%	2,800,000	2,147,429
01/19/2033	3.298%	2,978,000	2,492,937
02/14/2035	6.400%	1,428,000	1,488,645
01/19/2063	4.500%	2,435,000	1,756,905
Total			8,813,627
Paraguay 1.7%
Paraguay Government International Bond(a)
06/28/2033	3.849%	2,000,000	1,753,500
08/11/2044	6.100%	5,068,000	4,909,720
03/30/2050	5.400%	675,000	581,706
Total			7,244,926
Peru 0.3%
Peruvian Government International Bond
01/15/2034	3.000%	1,519,000	1,239,917

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 1.0%
Philippine Government International Bond
07/06/2046	3.200%	5,900,000	4,385,341
Qatar 5.4%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,367,000	1,185,719
Qatar Government International Bond(a)
04/23/2028	4.500%	200,000	203,537
03/14/2029	4.000%	7,350,000	7,315,166
04/16/2030	3.750%	4,600,000	4,502,196
04/23/2048	5.103%	2,000,000	2,040,178
03/14/2049	4.817%	3,490,000	3,431,309
04/16/2050	4.400%	600,000	559,104
Qatar Petroleum(a)
07/12/2031	2.250%	3,738,000	3,176,960
Total			22,414,169
Romania 2.2%
Romanian Government International Bond(a)
02/27/2027	3.000%	3,116,000	2,837,555
11/25/2027	5.250%	3,284,000	3,223,784
02/14/2051	4.000%	4,200,000	2,952,232
Total			9,013,571
Russian Federation 0.4%
Gazprom PJSC via Gaz Finance PLC(a),(b)
02/25/2030	3.250%	2,254,000	1,568,087
Saudi Arabia 5.5%
Gaci First Investment Co.(a)
10/13/2032	5.250%	5,300,000	5,507,141
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,000,000	923,459
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	4,000,000	3,387,802
Saudi Government International Bond(a)
07/18/2033	4.875%	1,830,000	1,852,949
01/21/2055	3.750%	5,400,000	4,169,306
01/21/2055	3.750%	5,200,000	4,014,888
02/02/2061	3.450%	4,500,000	3,204,718
Total			23,060,263
South Africa 2.4%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	3,100,000	3,040,780
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,760,000	1,584,158
09/30/2049	5.750%	5,700,000	4,199,551
04/20/2052	7.300%	1,400,000	1,220,626
Total			10,045,115
Turkey 5.3%
Turkey Government International Bond
04/14/2026	4.250%	3,300,000	2,970,620
02/17/2028	5.125%	8,800,000	7,717,762
03/14/2029	9.375%	4,110,000	4,203,252
04/26/2029	7.625%	3,800,000	3,628,214
01/19/2033	9.375%	3,350,000	3,417,663
05/11/2047	5.750%	500,000	356,337
Total			22,293,848
Ukraine 0.6%
Ukraine Government International Bond(a)
09/01/2028	7.750%	9,400,000	1,743,706
05/21/2031	6.876%	5,109,000	879,886
Total			2,623,592
United Arab Emirates 3.5%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	1,600,000	1,462,237
09/30/2049	3.125%	3,000,000	2,257,459
04/16/2050	3.875%	490,000	419,609
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	2,500,000	2,118,347
DP World PLC(a)
07/02/2037	6.850%	5,900,000	6,586,713
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,808,000	1,926,014
Total			14,770,379
Venezuela 0.2%
Petroleos de Venezuela SA(a),(f)
05/16/2024	0.000%	12,559,928	580,589
Venezuela Government International Bond(a),(f)
10/13/2024	0.000%	4,300,000	461,454
Total			1,042,043
Total Foreign Government Obligations (Cost $392,309,547)			315,982,378

Columbia Variable Portfolio – Emerging Markets Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2023 (Unaudited)
Money Market Funds 9.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(g),(h)	40,469,124	40,461,030
Total Money Market Funds (Cost $40,451,387)		40,461,030
Total Investments in Securities (Cost $490,476,082)		408,800,987
Other Assets & Liabilities, Net		9,508,697
Net Assets		$418,309,684
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
160,000 EUR	174,243 USD	Citi	04/27/2023	500	—
1,233,420 EUR	1,343,254 USD	Goldman Sachs International	04/27/2023	3,889	—
20,742,607 MXN	1,111,470 USD	Goldman Sachs International	04/27/2023	—	(34,471)
7,794,632 EUR	8,488,822 USD	UBS	04/27/2023	24,667	—
Total				29,056	(34,471)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $244,193,623, which represents 58.38% of total net assets.
(b)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
(f)	Represents a security in default.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	57,375,369	17,846,460	(34,758,878)	(1,921)	40,461,030	7,407	481,254	40,469,124
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | First Quarter Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7006_12_B01_(05/23)